Financial Risk Management - Disclosure of core deposit and average maturity by category for non-maturity deposits (Detail)	12 Months Ended
Dec. 31, 2021
Retail transactional [Member]
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on average maturity of core deposits (years)	5 years
Cap on proportion of core deposits (%)	90.00%
Retail nontransactional [Member]
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on average maturity of core deposits (years)	4 years 6 months
Cap on proportion of core deposits (%)	70.00%
Wholesale [Member]
Disclosure of core deposit and average maturity by category for non maturity deposits [Line Items]
Cap on average maturity of core deposits (years)	4 years
Cap on proportion of core deposits (%)	50.00%